Average Annual Total Returns		12 Months Ended	32 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [25]	Dec. 31, 2025	Dec. 31, 2025
Dunham Corporate/Government Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
Dunham Corporate/Government Bond Fund | Morningstar Intermediate Core-Plus Bond Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.11%		0.68%	2.05%
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		1.44%		(1.01%)	1.46%
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		5.63%		(0.61%)	1.42%
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		6.44%		0.15%	2.18%
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.58%		(1.11%)	1.02%
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.78%		(0.43%)	1.16%
Dunham Floating Rate Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
Dunham Floating Rate Bond Fund | Morningstar LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.35%		6.32%	5.81%
Dunham Floating Rate Bond Fund | Morningstar Bank Loan Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.06%		6.29%	5.76%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		0.28%		4.35%	3.76%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		4.64%		4.78%	3.72%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		5.30%		5.57%	4.49%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.18%		2.63%	2.18%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.10%		2.96%	2.41%
Dunham High Yield Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
Dunham High Yield Bond Fund | Bloomberg U.S. Corporate High-Yield Bond Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.78%		4.11%	6.15%
Dunham High Yield Bond Fund | Morningstar High-Yield Bond Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.80%		4.87%	6.27%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		2.43%		3.28%	4.94%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		6.74%		3.70%	4.91%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		7.48%		4.47%	5.69%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.76%		2.06%	3.40%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.38%		2.34%	3.36%
Dunham International Opportunity Bond Fund | Bloomberg Global Aggregate Bond ex-US Index Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.85%		(3.59%)	0.56%
Dunham International Opportunity Bond Fund | Bloomberg Global Aggregate Bond ex-US Total Return Index Hedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.80%		0.79%	2.57%
Dunham International Opportunity Bond Fund | Morningstar Global Bond Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	10.25%		(0.25%)	2.00%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		1.02%		0.19%	1.24%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		5.25%		0.62%	1.19%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		5.91%		1.35%	1.95%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.97%		(0.27%)	0.96%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.49%		0.29%	1.07%
Dunham Large Cap Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
Dunham Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%		11.33%	10.53%
Dunham Large Cap Value Fund | Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	18.83%		13.38%	12.50%
Dunham Large Cap Value Fund | Morningstar Large Cap Value Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	15.79%		12.54%	12.11%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		10.92%		10.53%	9.43%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		16.85%		11.01%	9.26%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		18.04%		12.13%	10.36%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.68%		10.77%	9.35%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.62%		9.41%	8.29%
Dunham Small Cap Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	17.88%		14.42%	14.82%
Dunham Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	12.59%		8.88%	9.27%
Dunham Small Cap Value Fund | Morningstar US Small Cap Broad Value Extended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]	10.48%		10.32%	9.50%
Dunham Small Cap Value Fund | Morningstar Small Cap Value Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[9]	7.93%		10.93%	11.51%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	return before taxes
Average Annual Return, Percent	[7]	3.23%		8.18%	7.80%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	return before taxes
Average Annual Return, Percent	[7]	8.70%		8.67%	7.63%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	return before taxes
Average Annual Return, Percent	[7]	9.79%		9.74%	8.71%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.36%		6.92%	6.44%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]	5.95%		6.71%	6.19%
Dunham Focused Large Cap Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
Dunham Focused Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.70%		15.35%	18.14%
Dunham Focused Large Cap Growth Fund | Morningstar U S Large Mid Cap Broad Growth Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10]	16.67%		13.44%	16.49%
Dunham Focused Large Cap Growth Fund | Morningstar Large Cap Growth Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	16.64%		12.24%	15.72%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		(4.07%)		5.37%	12.86%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		1.05%		5.83%	12.67%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		2.05%		6.89%	13.81%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.24%)		5.10%	12.46%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.55%		5.34%	11.43%
Dunham Small Cap Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		17.88%		14.42%	14.82%
Dunham Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		13.01%		3.18%	9.57%
Dunham Small Cap Growth Fund | Morningstar US Small Cap Broad Growth Extended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	13.12%		4.22%	9.92%
Dunham Small Cap Growth Fund | Morningstar Small Cap Growth Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[13]	8.83%		3.95%	11.13%
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		5.61%		0.46%	10.96%
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		11.20%		0.90%	10.79%
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		12.32%		1.91%	11.90%
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		11.35%		0.67%	9.43%
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		8.01%		1.16%	8.84%
Dunham Emerging Markets Stock Fund | MSCI All Country World ex U.S. Index Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.38%		7.91%	8.41%
Dunham Emerging Markets Stock Fund | MSCI Emerging Markets Index Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%		4.20%	8.42%
Dunham Emerging Markets Stock Fund | Morningstar Diversified Emerging Markets Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	31.52%		5.25%	8.04%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		22.44%		(0.52%)	6.01%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		28.91%		(0.09%)	5.83%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		30.26%		0.90%	6.89%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.93%		(0.02%)	6.26%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.91%		0.34%	5.34%
Dunham International Stock Fund | MSCI All Country World ex U.S. Index Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.38%		7.91%	8.41%
Dunham International Stock Fund | Morningstar Foreign Large Cap Value Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	39.28%		12.29%	9.39%
Dunham International Stock Fund | Dunham International Stock Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		39.02%		10.88%	10.22%
Dunham International Stock Fund | Dunham International Stock Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		46.46%		11.36%	10.05%
Dunham International Stock Fund | Dunham International Stock Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		47.84%		12.48%	11.16%
Dunham International Stock Fund | Dunham International Stock Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		43.51%		9.82%	9.49%
Dunham International Stock Fund | Dunham International Stock Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.71%		9.07%	8.66%
Dunham Dynamic Macro Fund | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]	22.34%		11.19%	11.72%
Dunham Dynamic Macro Fund | Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]	16.73%		7.64%	9.35%
Dunham Dynamic Macro Fund | Morningstar Tactical Allocation Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16],[17]	13.39%		6.88%	6.98%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	return before taxes
Average Annual Return, Percent	[16]	(1.21%)		3.89%	2.95%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	return before taxes
Average Annual Return, Percent	[16]	4.11%		4.34%	2.80%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	return before taxes
Average Annual Return, Percent	[16]	5.10%		5.38%	3.83%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]	2.29%		4.21%	3.14%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	4.65%		3.90%	2.83%
Dunham Long/Short Credit Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	7.30%		(0.36%)	2.01%
Dunham Long/Short Credit Fund | BofA Merrill Lynch 3-month Treasury Bill Index PLUS 300 bps. (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	7.24%		6.20%	5.19%
Dunham Long/Short Credit Fund | Morningstar Nontraditional Bond Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18],[19]	6.96%		3.77%	4.29%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	return before taxes
Average Annual Return, Percent	[18]	(2.81%)		0.74%	3.18%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	return before taxes
Average Annual Return, Percent	[18]	2.47%		1.19%	3.01%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	return before taxes
Average Annual Return, Percent	[18]	3.41%		2.19%	4.04%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]	2.34%		0.78%	2.81%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]	2.01%		1.09%	2.64%
Dunham Monthly Distribution Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	17.88%		14.42%	14.82%
Dunham Monthly Distribution Fund | S&P Merger Arbitrage Total Return Local Currency Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20],[21]	12.72%		5.55%	4.26%
Dunham Monthly Distribution Fund | Credit Suisse Merger Arbitrage Liquid Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	12.53%		6.06%	4.63%
Dunham Monthly Distribution Fund | Morningstar Event Driven Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20],[22]	10.22%		5.37%	5.89%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[20]	return before taxes
Average Annual Return, Percent	[20]	1.70%		2.33%	2.42%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[20]	return before taxes
Average Annual Return, Percent	[20]	7.11%		2.77%	2.26%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[20]	return before taxes
Average Annual Return, Percent	[20]	8.18%		3.80%	3.29%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[20]	5.01%		2.65%	2.27%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]	4.78%		2.52%	2.21%
Dunham Real Estate Stock Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
Dunham Real Estate Stock Fund | Dow Jones Global Select REIT Total Return Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	7.39%		3.85%	2.98%
Dunham Real Estate Stock Fund | Dow Jones U.S. Real Estate Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	3.78%		4.91%	5.81%
Dunham Real Estate Stock Fund | Morningstar Real Estate Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	2.14%		5.28%	5.73%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		(11.52%)		(6.63%)	1.13%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		(6.83%)		(6.22%)	0.96%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		(5.93%)		(5.28%)	1.97%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.41%)		(5.92%)	0.54%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.51%)		(3.96%)	1.28%
Dunham U.S. Enhanced Market Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	22.14%
Dunham U.S. Enhanced Market Fund | Morningstar Global Moderately Conservative Allocation Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]	13.15%	10.33%
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		10.76%	18.67%
Performance Inception Date		May 01, 2023
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		15.08%	19.83%
Performance Inception Date		May 01, 2023
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		16.27%	21.01%
Performance Inception Date		May 01, 2023
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.37%	14.19%
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.79%	14.61%

[1]	The Morningstar Intermediate Core-Plus Bond Category is generally representative of intermediate-term bond mutual funds that primarily invest in corporate and other investment-grade U.S. fixed-income securities and typically have durations of 3.5 to 6.0 years. Funds in this category also invest in high-yield and foreign bonds.
[2]	The Morningstar Bank Loan Category is generally representative of mutual funds that primarily invest in floating-rate bank loans instead of bonds. These bank loans generally offer interest payments that typically float above a common short-term benchmark such as the Interbank Offered Rate, or IBOR, or the Secured Overnight Financing Rate (SOFR).
[3]	The Morningstar High-Yield Bond Category is generally representative of mutual funds that primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below.
[4]	The Morningstar Global Bond Category is generally representative of funds that invest at least 40% of bonds in foreign markets.
[5]	The Fund has added this additional benchmark.
[6]	The Morningstar Large Cap Value Category is generally representative of mutual funds that primarily invest in big (large capitalization) U.S. companies that are less expensive or growing more slowly than other large-cap stocks.
[7]	On April 1, 2024, the Fund’s principal investment strategies were substantially changed. Therefore, the performance prior to each date may have been different had the current principal investment strategies been in place.
[8]	The Fund has added this additional benchmark.
[9]	The Morningstar Small Cap Value Category is generally representative of mutual funds that primarily invest in Small (small capitalization) U.S. companies that are less expensive or growing more slowly than other small-cap stocks.
[10]	The Fund has added this additional benchmark.
[11]	The Morningstar Large Cap Growth Category Index is generally representative of mutual funds that primarily invest in big (large capitalization) U.S. companies that are projected to grow faster than other large-cap stocks.
[12]	The Fund has added this additional benchmark.
[13]	The Morningstar Small Cap Growth Category is generally representative of mutual funds that primarily invest in small (small capitalization) U.S. companies that are projected to grow faster than other small-cap stocks.
[14]	The Morningstar Diversified Emerging Markets Category is generally representative of mutual funds that primarily invest among 20 or more developing nations, with a general focus on the emerging markets of Asia and Latin America rather than on the emerging markets countries in the Middle East, Africa, or Europe.
[15]	The Morningstar Foreign Large Cap Value Category is generally representative of mutual funds that primarily invest in non-U.S. stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Foreign large value portfolios invest mainly in big international stocks that are less expensive or growing more slowly than other large-cap stocks. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).
[16]	On each of October 1, 2014, and February 1, 2023, the Fund’s principal investment strategies were substantially changed. Therefore, the performance prior to each date may have been different had the current principal investment strategies been in place.
[17]	The Morningstar Tactical Allocation Category is generally representative of mutual funds that primarily actively shift allocations across investments. These include material shifts across equity regions and bond sectors on a frequent basis. To qualify for the Morningstar Tactical Allocation category, a fund must have minimum exposure of 10% in bonds and 20% in equity and the fund must historically demonstrate material shifts in sector or regional allocations, either through a gradual shift during three years or through a series of material shifts on a quarterly basis. Within a three-year period, typically, the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single-equity region or bond sector exceeds 50%.
[18]	On July 1, 2018, the Fund’s principal investment strategy was materially changed. Therefore, the Fund’s performance prior to that date may have been different had the current principal investment strategy been in place.
[19]	The Morningstar Nontraditional Bond Category is generally representative of mutual funds that deploy absolute return strategies, strategies that are low-correlated to the overall bond market, and strategies that take long and short market and security-level positions.
[20]	On April 1, 2021, the Fund’s principal investment strategy was materially changed. Therefore, the Fund’s performance prior to that date may have been different had the current principal investment strategy been in place.
[21]	In prior prospectuses, the Fund compared its performance against the Credit Suisse Merger Arbitrage Liquid Index. The Fund’s Adviser believes the S&P Merger Arbitrage Total Return Local Currency Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the S&P Merger Arbitrage Total Return Local Currency Index replaces the Credit Suisse Merger Arbitrage Liquid Index as the Fund’s primary benchmark.
[22]	The Morningstar Event Driven Category is generally representative of mutual funds that primarily employ strategies that seek to profit from corporate actions, such as mergers and acquisitions. Mutual funds in this category typically focus on equity securities but can invest across the capital structure. However, they typically have low to moderate equity market sensitivity since company-specific developments tend to drive security prices.
[23]	In prior prospectuses, the Fund compared its performance against the Dow Jones U.S. Real Estate Total Return Index. The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index replaces the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark.
[24]	The Morningstar Real Estate Category is generally representative of mutual funds that primarily invest in REITs of various types. REITs are companies that develop and manage real estate properties.
[25]	The Dunham U.S. Enhanced Market Fund commenced operations on May 1, 2023
[26]	The Morningstar Global Moderately Conservative Allocation Category is generally comprised of funds and ETFs that invest in stocks, bonds, and cash to provide growth and income. These funds typically have 30–50% of their assets in equities.